SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Buildings	4 to 40 years
Furniture, fixtures and equipment	2 to 15 years
Leasehold improvements	4 to 10 years or over the lease term, whichever is shorter
Motor vehicles	5 years

Summary of Affected Financial Statement Line Items for the Current Period Before and After the Adoption of the New Revenue Standard

The amounts of affected financial statement line items for the current period before and after the adoption of the New Revenue Standard are as follows:

	Year Ended December 31, 2018
Statement of Operations	Balances under New Revenue Standard (As reported)	Balances under previous basis	Effect of change higher/ (lower)
Operating Revenues
Provision of gaming related services	$339,924	$340,091	$(167)
Rooms	88,317	87,657	660
Food and beverage	65,904	65,512	392
Entertainment	12,073	13,125	(1,052)
Net income attributable to participation interest	853	861	(8)
Net loss attributable to Studio City International Holdings Limited	21,598	21,439	159
Basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	0.113	0.112	0.001

	As at December 31, 2018
Balance Sheet	Balances under New Revenue Standard (As reported)	Balances under previous basis	Effect of change higher/ (lower)
Current Assets
Amounts due from affiliated companies	$42,339	$45,838	$(3,499)
Shareholders’ Equity and Participation Interest
Additional paid-in capital	$1,655,602	$1,654,833	$769
Accumulated losses	798,098	794,607	3,491
Participation interest	252,929	253,706	(777)